PHOENIX MULTI-PORTFOLIO FUND

                       Supplement dated March 17, 2000 to
                       Prospectus dated February 28, 2000

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the International Fund and Real Estate Securities Fund will be 5.75%. For the Emerging Markets Bond Fund and Tax-Exempt Bond Fund, the maximum sales charge payable on Class A Shares remains at 4.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The prospectus is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for calendar year periods) for the International Fund and Real Estate Securities Fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information in the current prospectus on page 3 for the International Fund and page 10 for the Real Estate Securities Fund. All other performance information contained in the current prospectus remains unchanged.

----------------------------------------------------- -------------- ------------------ ------------------- -------------------
AVERAGE ANNUAL TOTAL RETURNS                            ONE YEAR        FIVE YEARS          TEN YEARS          LIFE OF THE
(for periods ending 12/31/99)(1)                                                                                 FUND(2)
----------------------------------------------------- -------------- ------------------ ------------------- -------------------
International Fund Class A Shares                        19.95%           16.62%              10.59%                NA
----------------------------------------------------- -------------- ------------------ ------------------- -------------------
Real Estate Securities Fund Class A Shares                -1.87%            NA                  NA                8.63%
----------------------------------------------------- -------------- ------------------ ------------------- -------------------

     (1) Average annual total return in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.
     (2) Since March 1, 1995 for the Real Estate Securities Fund.

The "Fund Expenses" tables on pages 4 and 10 of the current prospectus are amended to reflect that the maximum sales charge (load) imposed on purchases of Class A Shares, as a percentage of the offering price, is 5.75%.

The first of the Example tables in the current prospectus on page 5 for the International Fund and page 11 for the Real Estate Securities Fund are amended as follows:

---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
                                                                1 YEAR           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
International Fund Class A Shares                            $722              $1,031            $1,361           $2,294
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------
Real Estate Securities Fund Class A Shares                   $743              $1,094            $1,469           $2,519
---------------------------------------------------------- ----------------- ----------------- ---------------- -----------------

All other information contained in the Example tables remains unchanged.

Under the heading "Sales Charges: Class A Shares" on page 31 of the current prospectus, the first sentence is amended to read: "If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested) for the International Fund and the Real Estate Securities Fund and 4.75% of the offering price (4.99% of the amount invested) for the Emerging Markets Bond Fund and Tax-Exempt Bond Fund." The remainder of that paragraph remains unchanged.

The table under the heading "Sales Charges: Sales charge you may pay to purchase Class A Shares" on page 32 of the current prospectus is replaced in its entirety by the following:

EMERGING MARKETS BOND FUND AND TAX-EXEMPT BOND FUND

                                                                                 SALES CHARGES AS A PERCENTAGE OF
                                                                                 --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE           NET AMOUNT INVESTED
---------------------------------------                                      --------------           -------------------
Under $50,000                                                                     4.75%                      4.99%
$50,000 but under $100,000                                                        4.50%                      4.71%
$100,000 but under $250,000                                                       3.50%                      3.63%
$250,000 but under $500,000                                                       2.75%                      2.83%
$500,000 but under $1,000,000                                                     2.00%                      2.04%
$1,000,000 or more                                                                None                       None

INTERNATIONAL FUND AND REAL ESTATE SECURITIES FUND

                                                                                   SALES CHARGES AS A PERCENTAGE OF
                                                                                   --------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE                                      OFFERING PRICE             NET AMOUNT INVESTED
---------------------------------------                                      --------------             -------------------
Under $50,000                                                                     5.75%                        6.10%
$50,000 but under $100,000                                                        4.75%                        4.99%
$100,000 but under $250,000                                                       3.75%                        3.90%
$250,000 but under $500,000                                                       2.75%                        2.83%
$500,000 but under $1,000,000                                                     2.00%                        2.04%
$1,000,000 or more                                                                None                          None

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE.

PXP 467/SC (3/00)

                          PHOENIX MULTI-PORTFOLIO FUND

                       Supplement dated March 17, 2000 to
          Statement of Additional Information dated February 28, 2000

     Effective April 3, 2000, the maximum sales charge payable on Class A Shares of the International Fund and Real Estate Securities Fund will be 5.75%. For the Emerging Markets Bond Fund and Tax-Exempt Bond Fund, the maximum sales charges payable on Class A Shares remain at 4.75%. The reduced sales charges payable on investments over certain amounts and the dealer discounts applicable to Class A Shares have also changed. These changes do not affect shareholders' existing investments in the funds. However, any future investments in Class A Shares on or after April 3, 2000, including amounts invested under an automatic investment plan, will be subject to the revised sales charge schedule. The Statement of Additional Information is hereby amended as described below.

The chart below provides restated Class A share average annual total returns (for fiscal year periods) for the International Fund and Real Estate Securities Fund based on the deduction of the new maximum sales charge of 5.75%. This chart replaces Class A share performance information on page 16 of the current Statement of Additional Information. All other performance information contained in the current Statement of Additional Information remains unchanged.

----------------------------------------------------------------- -------------- ------------ ------------ --------------
AVERAGE ANNUAL TOTAL RETURNS                                         1 YEAR        5 YEAR       10 YEAR        SINCE
(for periods ending 11/30/99)(1)                                                                           INCEPTION(2)
----------------------------------------------------------------- -------------- ------------ ------------ --------------
International Fund Class A Shares                                     12.36%       13.71%       10.00%          NA
----------------------------------------------------------------- -------------- ------------ ------------ --------------
Real Estate Securities Fund Class A Shares                           -10.17%         NA           NA           7.08%
----------------------------------------------------------------- -------------- ------------ ------------ --------------

     (1) Average annual total returns in the table above reflect the deduction of the maximum sales charge (5.75%) for an investment in the funds' Class A shares.
     (2) Since March 1, 1995 for the Real Estate Securities Fund.

The table under the heading "Dealer Concessions" on page 30 of the current Statement of Additional Information is replaced in its entirety by the following:

EMERGING MARKETS BOND FUND AND TAX-EXEMPT BOND FUND

                                                       SALES CHARGES AS A PERCENTAGE OF        DEALER DISCOUNT AS A PERCENTAGE
                                                       --------------------------------        -------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED              OF OFFERING PRICE
---------------------------------------            --------------     -------------------              -----------------
Under $50,000                                           4.75%                  4.99%                         4.25%
$50,000 but under $100,000                              4.50%                  4.71%                         4.00%
$100,000 but under $250,000                             3.50%                  3.63%                         3.00%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None

INTERNATIONAL FUND AND REAL ESTATE SECURITIES FUND

                                                       SALES CHARGES AS A PERCENTAGE OF        DEALER DISCOUNT AS A PERCENTAGE
                                                       --------------------------------        -------------------------------
AMOUNT OF TRANSACTION AT OFFERING PRICE            OFFERING PRICE     NET AMOUNT INVESTED              OF OFFERING PRICE
---------------------------------------            --------------     -------------------              -----------------

Under $50,000                                           5.75%                  6.10%                         5.25%
$50,000 but under $100,000                              4.75%                  4.99%                         4.25%
$100,000 but under $250,000                             3.75%                  3.90%                         3.25%
$250,000 but under $500,000                             2.75%                  2.83%                         2.25%
$500,000 but under $1,000,000                           2.00%                  2.04%                         1.75%
$1,000,000 or more                                      None                   None                          None

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 468/SC (3/00)